Document and Entity Information	6 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Trading Symbol	GWB
Entity Registrant Name	Great Western Bancorp, Inc.
Entity Central Index Key	0001613665
Entity Filer Category	Non-accelerated Filer